Inventories - Disclosure of amounts due from customers for contract work (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Aggregate amount of costs incurred and recognized profits (less recognized losses) to date	€ 696	€ 0
Less: Progress billings	552	0
Construction contracts, net asset/(liability)	144	0
Construction contract assets	198	0
Construction contract liabilities	€ 54	€ 0